Statements of Consolidated Shareholders' Equity (Parenthetical) (Additional Capital, USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Additional Capital
Tax benefit of stock plans	$ 7.3	$ 2.9	$ 4.8